Consolidated Income Statements - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Line Items]
Total revenues	¥ 18,985	¥ 10,981	¥ 4,361
Cost of revenues	(11,708)	(7,171)	(3,129)
Gross profit	7,277	3,810	1,232
Selling and marketing expenses	(1,714)	(913)	(365)
General and administrative expenses	(2,258)	(1,521)	(783)
Total operating expenses	(3,972)	(2,434)	(1,148)
Interest income	282	93	32
Other (losses)/gains, net	(29)	124	(13)
Share-based payments arising from issuance of ordinary shares to music label partners	1,519
Operating profit	2,039	1,593	103
Share of net profit/(loss) of investments accounted for using equity method	(1)	4	11
Fair value change on puttable shares	(35)
Profit before income tax	2,003	1,597	114
Income tax expense	(171)	(278)	(29)
Profit for the year	1,832	1,319	85
Attributable to:
Equity holders of the Company	1,833	1,326	82
Non-controlling interests	(1)	(7)	3
Profit for the year	¥ 1,832	¥ 1,319	¥ 85
Class A And Class B Ordinary Shares
Earnings per share for Class A and Class B ordinary shares
Basic	¥ 0.60	¥ 0.51	¥ 0.04
Diluted	0.58	¥ 0.50	¥ 0.04
American Depositary Shares
Earnings per share for Class A and Class B ordinary shares
Basic	1.19
Diluted	¥ 1.16
Online Music Services
Income Statement [Line Items]
Total revenues	¥ 5,536	¥ 3,149	¥ 2,144
Social Entertainment Services And Others
Income Statement [Line Items]
Total revenues	¥ 13,449	¥ 7,832	¥ 2,217